Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries. The Company owns 100% of the outstanding shares in all of its subsidiaries, except for FCI which the Company owns over 99.9%. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, investment in debt securities and accounts receivable. Cash is deposited with high credit-quality financial institutions. For accounts receivable, the Company performs ongoing credit evaluations of its customers' financial condition and the Company maintains an allowance for doubtful accounts receivable based upon a review of the expected collectibility of individual accounts.

The Company sells semiconductor solutions to leading module makers, OEMs and ODMs worldwide. The Company provides high performance flash memory storage controllers to companies such as Micron, Samsung, Sony, Transcend, and Netcom. The Company is a leading supplier of controllers used in flash memory, cards, and USB flash drivers. The multimedia SoCs are used for thin clients, office and factory automation, industrial PCs, and other applications by companies such as Advantech, Siemens, ThinNetworks, and Toshiba-TEC. The Company provides the innovative mobile communications ICs to LG, Pantech, Samsung, and other companies. The Company had one customer in 2009 and 2011, and two customers in 2010 that accounted for 10% or more of our sales. The Company's top ten customers in 2009, 2010 and 2011 accounted for approximately 54%, 56% and 64% of net sales.

Fair Value of Financial Instruments

The carrying amount of the Company's financial instruments, including cash and cash equivalents, notes and accounts receivable and notes and accounts payables approximates fair value due to the short-term maturity of the instruments. Fair values of short-term investments represent quoted market prices, if available. If no quoted market prices are available, fair values are estimated based on discounted cash flow, or other valuation techniques. Long-term investments are privately-held companies where there is no readily determinable market value and are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. The Company periodically evaluates these investments for impairment. If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded for that period. The Company's long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.

Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.

See Note 19, "Fair Value Measurement", for the related disclosure.

Cash Equivalents

The Company considers all highly liquid investments with maturities within three months from the date of purchase to be cash equivalents.

Short-term Investments

The Company invests its excess cash in bond funds and uses the average cost method when determining their cost basis. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are initially recognized at fair value, with subsequent changes in fair value recorded in earnings as unrealized gains and losses.

Allowance for Doubtful Receivables

An allowance for doubtful receivables is provided based on a review of the collectability of accounts receivables. The Company determines the amount of allowance for doubtful receivables by examining the historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies.

Inventories

Inventories are stated at the lower of cost or market value. Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. Market value represents the current replacement cost for raw materials, work in process and finished goods. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management's assumptions about future demand and market conditions. In estimating reserves for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and provides reserves for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are recognized and included in the allowance for losses.

Long-term Investments

The Company has long-term investments in companies that it does not exercise significant influence and accounts for these investments under the cost method. Management regularly evaluates financial information related to these investments to determine whether an other than temporary decline in their value exists. Factors indicative of an other than temporary decline include recurring operating losses, credit defaults and subsequent rounds of financings at an amount below the cost basis of the investment. Management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists. When a decline in value is deemed to be other-than-temporary, the Company recognizes an impairment loss in other income and expense.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 3 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Depreciation expense recognized for the years ended December 31, 2009, 2010 and 2011 was approximately NT$163,129 thousand, NT$150,672 thousand and NT$164,058 thousand (US$5,420 thousand), respectively.

Upon the sale or other disposal of property and equipment, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is credited or charged to operating income.

Government Grants

Grants received by the Company from the Korean government to assist with specific research and development activities are deducted from those research and development costs incurred, in the period in which the related expenses are incurred, to the extent that they are non-refundable. Government grants that were used for the acquisition of fixed assets are deducted from the acquisition costs of the acquired assets and amortized over the useful lives of the related assets. The Company recognizes refundable government grants as long-term payable and current portion of long-term payable on its consolidated balance sheet.

Goodwill and Intangible Assets

Goodwill is the excess of the purchase price paid over the fair value of the net tangible and intangible assets acquired in a business combination. Intangible assets, which consist primarily of core technology and customer relationship, are amortized over their estimated useful lives, of 4 years at the time of acquisition.

Impairment of Goodwill and Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate. See Note 11, "Goodwill and Acquired Intangible Assets," regarding impairment testing in fiscal year 2010 and 2011.

The Company monitors the recoverability of goodwill recorded in connection with acquisitions, by reporting unit, annually, or sooner if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company conducts its annual impairment test of goodwill on November 30. Reporting units may be operating segments as a whole or an operation one level below an operating segment, referred to as a component. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchases price over the amounts assigned to assets and liabilities. Estimating fair value is performed by utilizing various valuation approaches, such as income approach or market approach. The total of all reporting unit fair values was also compared to the Company's market capitalization plus control premium for reasonableness. See Note 11, "Goodwill and Acquired Intangible Assets," regarding impairment testing in fiscal year 2010 and 2011.

Other Assets

Other assets primarily consist of intellectual property and deposits for office leases.

Restricted Assets

Restricted assets consist of deposits required for litigation and restricted cash. Restricted cash represents cash set aside as collateral for obtaining capacity and borrowings as well as cash received from government grants with restriction on its usage.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees' individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations.

Revenue Recognition

Revenue from product sales is generally recognized upon shipment to the customer provided that the Company has received a signed purchase order, the price is fixed or determinable, transfer of title has occurred in accordance with the shipping terms specified in the arrangement with the customer, collectibility from the customer is considered reasonably assured, product returns are reasonably estimable and there are no remaining significant obligations or customer acceptance requirements. Revenue on development service orders is generally recognized upon completion and customer acceptance of contractually agreed milestones.

The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical returns information available, management's judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory products the distributors have on hand at the date the price protection is offered. A reserve for price adjustments is recorded based on the estimated products on hand at the distributors and historical experience. The Company incurred actual price adjustments to distributors of NT$381 thousand, NT$1,490 thousand and NT$5 thousand (US$0.2 thousand) in 2009, 2010 and 2011.

The Company provides a warranty period of one year for manufacturing defects of its products. Warranty returns have been infrequent and relate to defective or off-specification parts. The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2009, 2010 and 2011, the Company did not experience significant costs associated with warranty returns.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge that will be useful in developing new products or at significantly enhancing existing products as well as expenditures incurred for the design and testing of product alternatives. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved.

Income Taxes

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net operating loss carryforwards, research and development credits, and temporary differences. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Under Taiwan tax regulations, the current year's earnings, on an after tax basis, that are not distributed in the following year are subject to a 10% additional income tax. This 10% additional income tax is recognized in the period during which the related earnings are generated.

The Taiwan government enacted the Alternative Minimum Tax Act ("the AMT Act"), which became effective on January 1, 2006. The alternative minimum tax ("AMT") imposed under the AMT Act is a supplemental tax levied at a rate of 10% which is payable if the income tax payable determined pursuant to the Income Tax Law is below the minimum amount prescribed under the AMT Act. The taxable income for calculating the AMT includes most of the income that is exempted from income tax under various laws and statutes. The Company has considered the impact of the AMT Act in the determination of its tax liabilities.

Foreign Currency Transactions

Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities' functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Functional Currency and Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the New Taiwan dollars. The functional currency of each one of the Company's subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries are translated into New Taiwan dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders' equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of shareholders' equity in accumulated other comprehensive income.

On January 1, 2012, the Company changed the functional currency of SMI Taiwan, its largest operating subsidiary, from the New Taiwan dollars to the U.S. dollar based on an evaluation of economic facts and circumstances and functional currency analysis prescribed in ASC 830. As a result of SMI Taiwan's functional currency change, the Company changed its reporting currency from the New Taiwan dollar to the U.S. dollar.

In 2005, at the time of the Company's IPO, the Company determined that SMI Taiwan's functional currency was the New Taiwan Dollars and this determination was used consistently until the Company believed significant and permanent changes in economic facts and circumstances warrant a change in functional currency. Since the business profile and activities of SMI Taiwan had changed significantly and permanently, the Company re-evaluated the functional currency of SMI Taiwan based on recent economic facts and circumstances, including analysis prescribed in ASC 830, and determined that the US Dollar had become the functional currency of SMI Taiwan.

Comprehensive Income (Loss)

Comprehensive income and loss represents net income (loss) plus the results of certain changes in shareholders' equity during a period from non-owner sources that are not reflected in the consolidated statements of income. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2009, 2010 and 2011:

	Year Ended December 31, 2009			Year Ended December 31, 2010
	NT$			NT$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(168,272)	2,217	(166,055)	(108,538)	2,093	(106,445)
Current-period change	59,734	(124)	59,610	177,647	(1,986)	175,661

Ending balance	(108,538)	2,093	(106,445)	69,109	107	69,216

	Year Ended December 31, 2011
	NT$			US$ (Note 3)
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	69,109	107	69,216	2,283	4	2,287
Current-period change	(81,318)	2,305	(79,013)	(2,687)	76	(2,611)

Ending balance	(12,209)	2,412	(9,797)	(404)	80	(324)

Legal Contingencies

The Company is currently involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if stock options and other dilutive securities were exercised. Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The Company's dilutive securities consist of employee stock options and restricted stock units. The effect of dilutive securities including employee stock options and restricted stock units was 6,288 thousand shares (1,572 thousand ADSs) for the year ended December 31, 2011. The antidilutive employee stock options and restricted stock units excluded were 3,044 thousand shares and 4,637 thousand shares for the years ended December 31, 2009 and December 31, 2010, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation. The Company uses the Black-Scholes valuation model for the valuation of stock options and recognizes compensation expense on a straight-line basis over the requisite service period of the award. The value of our restricted stock units is based on the closing price of our shares on the date of grant and expensed over the vesting period.

Treasury Stock

Treasury stock is stated at cost and shown as a reduction to shareholders' equity.

The Company retires ordinary shares repurchased under a share repurchase plan. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased. A repurchase of ADSs is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Recent Accounting Pronouncements

In September 2009, the FASB issued an accounting standard update which provides guidance on how to separate consideration in multiple-deliverable arrangements and significantly expands disclosure requirements. The standard establishes a hierarchy for determining the selling price of a deliverable, eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The update is effective for annual reporting periods beginning on or after June 15, 2010. This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company's results of operations, financial position and cash flows.

In September 2009, the FASB issued an accounting standard update on arrangements that include software elements. Tangible products that have software components that are essential to the functionality of the tangible product will no longer be within the scope of the software revenue recognition guidance, and software-enabled products will now be subject to other relevant revenue recognition guidance. The update is effective for annual reporting periods beginning on or after June 15, 2010. This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company's results of operations, financial position and cash flows.

In January 2010, the FASB issued an accounting update that amended guidance and clarified the disclosure requirements about fair market value measurement. These amended standards require new disclosures for significant transfers of assets or liabilities between Level 1 and Level 2 in the fair value hierarchy; separate disclosures for purchases, sales, issuance and settlements of Level 3 fair value items on a gross, rather than net basis; and more robust disclosure of the valuation techniques and inputs used to measure Level 2 and Level 3 assets and liabilities. Except for the detailed disclosures of changes in Level 3 items, which are effective for the Company as of January 1, 2011, the remaining new disclosure requirements were effective for the Company as of January 1, 2010. The Company has included these new disclosures, as applicable, in Note 19, "Fair Value Measurement".

In April 2010, the FASB issued an accounting update that provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for certain research and development transactions. Under this new standard, a company can recognize as revenue consideration that is contingent upon achievement of a milestone in the period in which it is achieved, only if the milestone meets all criteria to be considered substantive. This standard is effective for the Company on a prospective basis as of January 1, 2011. The adoption of the guidance did not have a material effect on the Company's results of operations, financial position and cash flows.

In April 2010, the FASB issued an accounting update to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades must not be considered to contain a market, performance, or service condition. Therefore, an entity should not classify such an award as a liability if it otherwise qualifies for classification in equity. This guidance is effective for annual periods beginning on or after December 15, 2010, and will be applied prospectively. Affected entities will be required to record a cumulative catch-up adjustment to the opening balance of retained earnings for all awards outstanding as of the beginning of the annual period in which the guidance is adopted. Earlier application is permitted. This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company's results of operations, financial position and cash flows.

In December 2010, the FASB issued an accounting update to require that supplemental pro forma information disclosures pertaining to acquisitions should be presented as if the business combination(s) occurred as of the beginning of the prior annual period when comparative financial statements are presented. This guidance also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This guidance is effective for business combinations consummated in periods beginning after December 15, 2010. Early adoption is permitted. This guidance is effective for the Company for the year ending December 31, 2011. The Company has included these new disclosures, as applicable, in Note 4, "Business Acquisition".

In December 2010, the FASB issued an accounting update to modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, this guidance is effective for impairment tests performed during entities' fiscal years that begin after December 15, 2010. Early application will not be permitted. This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company's results of operations, financial position and cash flows.

In May 2011, the FASB issued an accounting update to amend the fair value measurement guidance and include some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. Early adoption is not permitted. The Company does not expect the adoption will have a material impact on the Company's results of operations, financial position or cash flows.

In June and December 2011, the FASB issued accounting updates to eliminate the current option to report other comprehensive income and its components in the statement of stockholders' equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. This guidance must be applied retroactively and is effective for fiscal years beginning after December 15, 2011. Earlier application is permitted. The Company is currently evaluating which presentation option it will elect, but the adoption of these provisions will have no effect on its results of operations, financial position or cash flows.

In September 2011, the FASB issued an accounting update, which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Earlier adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company's results of operations, financial position or cash flows.

In December 2011, the FASB issued an accounting update, which creates new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements or similar agreements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 with retrospective application required. Since this standard impacts disclosure requirements only, its adoption is not expected to have a material impact on the Company's results of operations, financial condition or cash flows.